Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 64.42	$ 115.76
Assumptions:
Expected volatility	35.00%	36.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	4.00%	4.20%
Expected life	4 years 4 months 24 days	4 years 3 months 18 days